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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST f/k/a
BARON ASSET FUND

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor
New York, NY 10153
(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel
c/o Baron Investment Funds Trust
767 Fifth Avenue, 49th Floor
New York, NY 10153
(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1. Schedule of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.96%)

Consumer Discretionary (24.04%)
	Apparel, Accessories &
	Luxury Goods (3.80%)
325,000	Fossil, Inc. [1]	$26,556,203	$24,875,500
425,000	Ralph Lauren Corp.	7,872,679	59,525,500

		34,428,882	84,401,000
	Automotive Retail (0.47%)
400,000	CarMax, Inc. [1]	4,552,845	10,376,000
	Broadcasting (2.96%)
1,000,000	Discovery Communications, Inc., Cl A [1]	26,436,248	54,000,000
135,000	Liberty Media Corp., Cl A [1]	10,649,939	11,867,850

		37,086,187	65,867,850
	Casinos & Gaming (2.22%)
475,000	Wynn Resorts Ltd.	1,577,883	49,267,000
	Education Services (0.77%)
550,000	DeVry, Inc.	1,027,944	17,033,500
	Hotels, Resorts &
	Cruise Lines (2.94%)
800,000	Choice Hotels International, Inc.	3,917,852	31,944,000
900,000	Hyatt Hotels Corp., Cl A [1]	25,974,110	33,444,000

		29,891,962	65,388,000
	Internet Retail (4.53%)
1,092,295	HomeAway, Inc. [1]	29,372,845	23,746,493
200,000	Netflix, Inc. [1]	24,397,526	13,694,000
95,000	priceline.com, Inc. [1]	15,427,152	63,129,400

		69,197,523	100,569,893
	Leisure Facilities (2.25%)
1,000,000	Vail Resorts, Inc.	19,491,424	50,080,000
	Specialty Stores (4.10%)
800,000	Dick’s Sporting Goods, Inc.	21,892,096	38,400,000
500,000	Tiffany & Co.	15,543,940	26,475,000
315,000	Tractor Supply Co.	20,941,192	26,163,900

		58,377,228	91,038,900

Total Consumer Discretionary		255,631,878	534,022,143

Shares		Cost	Value
Common Stocks (continued)

Energy (6.70%)
	Oil & Gas Drilling (1.12%)
575,000	Helmerich & Payne, Inc.	$17,283,720	$25,001,000

	Oil & Gas Equipment &
	Services (2.66%)
220,000	CARBO Ceramics, Inc.	29,714,593	16,880,600
235,000	Core Laboratories N.V. [2]	16,127,180	27,236,500
225,000	Oil States International, Inc. [1]	15,532,494	14,895,000

		61,374,267	59,012,100
	Oil & Gas Exploration &
	Production (2.92%)
264,500	Concho Resources, Inc. [1]	11,663,100	22,514,240
400,000	SM Energy Co.	24,336,825	19,644,000
550,000	Whiting Petroleum Corp. [1]	18,726,969	22,616,000

		54,726,894	64,774,240

Total Energy		133,384,881	148,787,340

Financials (12.66%)
	Asset Management &
	Custody Banks (1.41%)
400,000	Eaton Vance Corp.	7,176,549	10,780,000
325,000	T. Rowe Price Group, Inc.	7,848,785	20,462,000

		15,025,334	31,242,000
	Investment Banking &
	Brokerage (2.30%)
3,950,000	The Charles Schwab Corp.	5,684,055	51,073,500
	Office REITs (1.98%)
102,000	Alexander’s, Inc. [4]	5,080,031	43,973,220
	Real Estate Services (1.55%)
2,100,000	CBRE Group, Inc. [1]	28,334,103	34,356,000
	Regional Banks (0.68%)
450,000	First Republic Bank [1]	11,878,902	15,120,000
	Reinsurance (3.21%)
1,800,000	Arch Capital Group Ltd. [1,2]	19,762,437	71,442,000
	Specialized Finance (1.53%)
1,000,000	MSCI, Inc. [1]	29,310,561	34,020,000

Total Financials		115,075,423	281,226,720

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2012 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)

Health Care (14.78%)
	Health Care Distributors (1.24%)
350,000	Henry Schein, Inc. [1]	$9,382,832	$27,471,500
	Health Care Equipment (6.31%)
1,025,000	IDEXX Laboratories, Inc. [1]	40,986,181	98,533,250

75,000	Intuitive Surgical, Inc. [1]	10,179,705	41,534,250

		51,165,886	140,067,500
	Health Care Technology (1.67%)
450,000	Cerner Corp. [1]	21,846,918	37,197,000
	Life Sciences Tools &
	Services (3.36%)
500,000	Illumina, Inc. [1]	22,282,381	20,195,000
350,000	Mettler-Toledo International, Inc. [1]	23,777,639	54,547,500

		46,060,020	74,742,500
	Pharmaceuticals (2.20%)
415,000	Perrigo Co.	32,939,584	48,940,950

Total Health Care		161,395,240	328,419,450

Industrials (15.11%)
	Air Freight & Logistics (1.32%)
500,000	C.H. Robinson
	Worldwide, Inc.	9,138,251	29,265,000
	Diversified Support
	Services (0.96%)
1,000,000	Ritchie Bros. Auctioneers, Inc. [2]	23,870,329	21,250,000
	Electrical Components &
	Equipment (1.65%)
139,096	Polypore International, Inc. [1]	6,804,341	5,618,088
315,000	Roper Industries, Inc.	27,132,157	31,052,700

		33,936,498	36,670,788
	Environmental & Facilities
	Services (1.75%)
425,000	Stericycle, Inc. [1]	12,054,213	38,959,750
	Industrial Machinery (0.74%)
600,000	Colfax Corp. [1]	20,377,919	16,542,000
Shares		Cost	Value
Common Stocks (continued)

Industrials (continued)
	Research & Consulting
	Services (5.44%)
1,600,000	Nielsen Holdings N.V. [1,2]	$40,612,243	$41,952,000
1,600,000	Verisk Analytics, Inc., Cl A [1]	42,492,692	78,816,000

		83,104,935	120,768,000
	Trading Companies &
	Distributors (3.25%)
500,000	Air Lease Corp. [1]	13,543,231	9,695,000

1,550,000	Fastenal Co.	28,686,798	62,480,500

		42,230,029	72,175,500

Total Industrials		224,712,174	335,631,038

Information Technology (18.63%)
	Application Software (4.86%)
800,000	ANSYS, Inc. [1]	26,291,691	50,488,000
550,000	FactSet Research Systems, Inc.	30,335,708	51,117,000
224,306	Splunk, Inc. [1]	6,831,113	6,302,999

		63,458,512	107,907,999
	Data Processing & Outsourced
	Services (1.11%)
700,561	FleetCor Technologies, Inc. [1]	25,653,175	24,547,657
	Electronic Equipment &
	Instruments (0.59%)
675,000	FLIR Systems, Inc.	14,833,316	13,162,500
	Internet Software &
	Services (1.64%)
250,000	LinkedIn Corp., Cl A [1]	16,334,647	26,567,500
225,000	Rackspace Hosting, Inc. [1]	10,003,387	9,886,500

		26,338,034	36,454,000
	IT Consulting & Other
	Services (8.70%)
525,000	Equinix, Inc. [1,4]	41,643,847	92,216,250
2,350,000	Gartner, Inc. [1]	53,835,874	101,167,500

		95,479,721	193,383,750
	Systems Software (1.73%)
750,000	MICROS Systems, Inc. [1]	37,194,774	38,400,000

Total Information Technology		262,957,532	413,855,906

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Materials (1.32%)
	Industrial Gases (1.32%)
350,000	Airgas, Inc.	$23,451,908	$29,403,500

Telecommunication Services (3.72%)
	Wireless Telecommunication
	Services (3.72%)
1,450,000	SBA Communications Corp., Cl A [1]	47,071,425	82,722,500

TOTAL COMMON STOCKS		1,223,680,461	2,154,068,597

Private Equity Investments (1.40%)

Consumer Discretionary (0.37%)
	Hotels, Resorts &
	Cruise Lines (0.37%)
5,200,000	Kerzner International
	Holdings Ltd., Cl A [1,2,3,4,6]	52,000,000	8,216,000

Financials (1.03%)
	Asset Management & Custody
	Banks (1.03%)
7,056,223	Windy City Investments
	Holdings, L.L.C. [1,3,4,6]	34,581,905	22,932,724

TOTAL PRIVATE EQUITY INVESTMENTS		86,581,905	31,148,724

Principal Amount

Short Term Investments (1.46%)

$32,396,768	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/29/2012, 0.01% due 7/2/2012; Proceeds at maturity – $32,396,795; (Fully collateralized by U.S. Treasury Note, 2.625% due 8/15/2020; Market value – $33,045,064) [5]	32,396,768	32,396,768

TOTAL INVESTMENTS (99.82%)		$1,342,659,134	2,217,614,089

CASH AND OTHER ASSETS
LESS LIABILITIES (0.18%)			4,062,628

NET ASSETS			$2,221,676,717

RETAIL SHARES (Equivalent to $49.05 per share based on 37,143,299 shares outstanding)			$1,821,818,692

INSTITUTIONAL SHARES (Equivalent to $49.50 per share based on 8,077,586 shares outstanding)			$399,858,025

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2012, the market value of restricted and fair valued securities amounted to $31,148,724 or 1.40% of net assets. None of these securities are deemed liquid. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.71%)

Consumer Discretionary (23.39%)
	Apparel Retail (0.47%)
1,464,900	Cia. Hering SA (Brazil) [2]	$21,638,953	$27,788,245
	Apparel, Accessories & Luxury
	Goods (2.15%)
1,350,000	Under Armour, Inc., Cl A [1]	43,660,051	127,548,000
	Automotive Retail (0.27%)
750,000	Penske Automotive Group, Inc.	13,032,059	15,930,000
	Casinos & Gaming (2.48%)
1,600,000	Ameristar Casinos, Inc.	30,355,843	28,432,000
2,669,200	Penn National Gaming, Inc. [1]	75,092,649	119,019,628

		105,448,492	147,451,628
	Distributors (2.36%)
4,200,000	LKQ Corp. [1]	55,029,388	140,280,000
	Education Services (3.34%)
3,600,000	DeVry, Inc. [4]	60,185,591	111,492,000
800,000	Strayer Education, Inc. [4]	64,773,096	87,216,000

		124,958,687	198,708,000
	Home Improvement Retail (0.67%)
1,180,000	Lumber Liquidators
	Holdings, Inc. [1]	27,982,185	39,872,200
	Hotels, Resorts &
	Cruise Lines (2.41%)
3,007,500	Choice Hotels International, Inc. [4]	74,341,448	120,089,475
1,223,029	Interval Leisure Group, Inc.	21,460,304	23,249,781

		95,801,752	143,339,256
	Internet Retail (0.20%)
400,000	Blue Nile, Inc. [1]	10,538,292	11,884,000
	Leisure Facilities (1.91%)
2,005,750	Vail Resorts, Inc. [4]	56,368,636	100,447,960
1,195,500	Whistler Blackcomb Holdings, Inc. (Canada) [2]	13,647,119	12,904,965

		70,015,755	113,352,925
	Publishing (1.58%)
1,625,000	Morningstar, Inc.	39,398,624	93,990,000
	Restaurants (1.76%)
475,000	Panera Bread Co., Cl A [1]	16,694,658	66,234,000
Shares		Cost	Value
Common Stocks (continued)

Consumer Discretionary (continued)
	Restaurants (continued)
635,000	Peet’s Coffee & Tea, Inc. [1]	$13,293,040	$38,125,400

		29,987,698	104,359,400
	Specialty Stores (3.79%)
4,700,000	Dick’s Sporting Goods, Inc.	80,338,612	225,600,000

Total Consumer Discretionary		717,830,548	1,390,103,654

Consumer Staples (4.89%)
	Food Distributors (1.88%)
2,032,844	United Natural Foods, Inc. [1]	86,173,290	111,521,822
	Household Products (1.40%)
1,500,000	Church & Dwight Co., Inc.	27,340,827	83,205,000
	Packaged Foods & Meats (1.61%)
1,510,119	Dole Food Company, Inc. [1]	17,928,042	13,258,845
1,325,000	TreeHouse Foods, Inc. [1]	52,766,414	82,534,250

		70,694,456	95,793,095

Total Consumer Staples		184,208,573	290,519,917

Energy (7.09%)
	Coal & Consumable Fuels (0.17%)
1,150,000	Ceres, Inc. [1]	14,950,000	10,407,500
	Oil & Gas Drilling (0.66%)
900,000	Helmerich & Payne, Inc.	20,239,976	39,132,000
	Oil & Gas Equipment &
	Services (4.03%)
875,000	CARBO Ceramics, Inc.	58,945,442	67,138,750
850,000	Core Laboratories N.V. [2]	20,526,534	98,515,000
825,000	SEACOR Holdings, Inc. [1]	53,205,864	73,738,500

		132,677,840	239,392,250
	Oil & Gas Exploration &
	Production (1.39%)
500,000	Denbury Resources, Inc. [1]	2,806,886	7,555,000
4,210,000	Halcon Resources Corp. [1]	37,890,000	39,742,400
247,191	Oasis Petroleum, Inc. [1]	3,460,674	5,977,078
600,000	SM Energy Co.	20,260,582	29,466,000

		64,418,142	82,740,478

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2012 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)

Energy (continued)
	Oil & Gas Storage &
	Transportation (0.84%)
1,167,532	Targa Resources Corp.	$34,740,642	$49,853,617

Total Energy		267,026,600	421,525,845

Financials (14.49%)
	Asset Management & Custody
	Banks (3.17%)
1,991,302	The Carlyle Group LP [1]	43,686,037	44,625,078
1,100,000	Cohen & Steers, Inc.	23,940,844	37,961,000
1,450,000	Eaton Vance Corp.	25,648,439	39,077,500
1,199,681	Financial Engines, Inc. [1]	18,866,956	25,733,157
625,000	Manning & Napier, Inc.	7,523,184	8,893,750
903,253	Oaktree Capital Group LLC	37,686,392	31,929,994

		157,351,852	188,220,479
	Consumer Finance (0.37%)
1,004,247	Green Dot Corp., Cl A [1]	36,815,857	22,213,943
	Diversified REITs (0.29%)
712,000	American Assets Trust, Inc.	14,309,605	17,266,000
	Investment Banking &
	Brokerage (0.19%)
850,000	Jefferies Group, Inc.	8,283,978	11,041,500
	Life & Health Insurance (1.03%)
2,300,000	Primerica, Inc.	50,679,918	61,479,000
	Office REITs (2.30%)
135,000	Alexander’s, Inc. [5]	28,435,048	58,199,850
3,400,000	Douglas Emmett, Inc.	47,518,561	78,540,000

		75,953,609	136,739,850
	Real Estate Services (0.32%)
497,568	Zillow, Inc., Cl A [1]	13,879,991	19,221,052
	Reinsurance (2.81%)
4,200,000	Arch Capital Group Ltd. [1,2]	41,487,457	166,698,000
	Residential REITs (0.47%)
625,000	American Campus Communities, Inc.	17,129,104	28,112,500
	Specialized Finance (2.15%)
3,750,000	MSCI, Inc. [1]	82,088,348	127,575,000
	Specialized REITs (1.39%)
775,000	Alexandria Real Estate
	Equities, Inc. [5]	29,669,521	56,358,000
Shares		Cost	Value
Common Stocks (continued)

Financials (continued)
	Specialized REITs (continued)
900,000	LaSalle Hotel Properties	$20,685,153	$26,226,000

		50,354,674	82,584,000

Total Financials		548,334,393	861,151,324

Health Care (11.85%)
	Health Care Equipment (2.65%)
500,000	Edwards Lifesciences Corp. [1]	6,708,289	51,650,000
1,100,000	IDEXX Laboratories, Inc. [1]	36,739,717	105,743,000

		43,448,006	157,393,000
	Health Care Facilities (2.21%)
4,400,000	Community Health
	Systems, Inc. [1]	87,741,084	123,332,000
380,000	VCA Antech, Inc. [1]	8,911,369	8,352,400

		96,652,453	131,684,400
	Health Care Services (0.11%)
150,000	IPC The Hospitalist Co., Inc. [1]	3,121,417	6,798,000
	Health Care Supplies (0.14%)
175,000	Neogen Corp. [1]	3,887,774	8,085,000
	Health Care Technology (0.35%)
260,000	Athenahealth, Inc. [1]	13,891,214	20,584,200
	Life Sciences Tools &
	Services (2.86%)
670,000	Mettler-Toledo International, Inc. [1]	35,694,698	104,419,500
880,943	TECHNE Corp.	46,631,249	65,365,970

		82,325,947	169,785,470
	Managed Health Care (2.55%)
2,300,000	AMERIGROUP Corp. [1]	38,558,150	151,593,000
	Pharmaceuticals (0.98%)
2,607,389	CFR Pharmaceuticals SA, 144A, ADR [2,6]	60,001,164	58,588,031

Total Health Care		341,886,125	704,511,101

Industrials (12.06%)
	Construction & Engineering (0.28%)
1,000,000	AECOM Technology Corp. [1]	20,000,000	16,450,000

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2012 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)

Industrials (continued)
	Diversified Support Services (1.95%)
4,000,000	Copart, Inc. [1]	$49,463,498	$94,760,000
1,000,000	Ritchie Bros. Auctioneers, Inc. [2]	21,613,340	21,250,000

		71,076,838	116,010,000
	Electrical Components &
	Equipment (1.37%)
3,380,000	Generac Holdings, Inc. [1]	46,612,310	81,322,800
	Environmental & Facilities
	Services (0.70%)
1,602,077	Tetra Tech, Inc. [1]	35,714,730	41,782,168
	Industrial Machinery (3.21%)
2,100,000	Colfax Corp. [1]	48,078,540	57,897,000
850,000	The Middleby Corp. [1]	74,456,719	84,668,500
400,000	Valmont Industries, Inc.	32,589,034	48,388,000

		155,124,293	190,953,500
	Railroads (1.78%)
2,000,000	Genesee & Wyoming, Inc., Cl A [1]	32,221,169	105,680,000
	Research & Consulting
	Services (0.99%)
400,000	IHS, Inc., Cl A [1]	16,387,387	43,092,000
600,000	Mistras Group, Inc. [1]	7,563,468	15,768,000

		23,950,855	58,860,000
	Trading Companies &
	Distributors (1.37%)
2,547,402	Air Lease Corp. [1]	61,023,183	49,394,125
485,000	MSC Industrial Direct
	Co., Inc., Cl A	17,282,737	31,791,750

		78,305,920	81,185,875
	Trucking (0.41%)
475,000	Landstar System, Inc.	11,073,375	24,567,000

Total Industrials		474,079,490	716,811,343

Information Technology (20.30%)
	Application Software (9.36%)
2,000,000	Advent Software, Inc. [1]	41,747,215	54,220,000
2,200,000	ANSYS, Inc. [1]	53,447,672	138,842,000
825,000	Concur Technologies, Inc. [1]	18,214,873	56,182,500
1,625,000	FactSet Research Systems, Inc.	81,918,803	151,027,500
1,600,000	Pegasystems, Inc.	49,240,202	52,768,000
1,125,000	RealPage, Inc. [1]	27,700,372	26,055,000
Shares		Cost	Value
Common Stocks (continued)

Information Technology (continued)
	Application Software (continued)
3,087,713	SS&C Technologies
	Holdings, Inc. [1]	$52,369,849	$77,192,825

		324,638,986	556,287,825
	Electronic Equipment &
	Instruments (0.52%)
650,000	FEI Company [1]	24,367,636	31,096,000
	Internet Software &
	Services (1.50%)
999,653	CoStar Group, Inc. [1]	44,116,616	81,171,824
423,366	LivePerson, Inc. [1]	5,490,942	8,069,356

		49,607,558	89,241,180
	IT Consulting & Other
	Services (6.27%)
4,000,000	Booz Allen Hamilton
	Holding Corp.	67,559,086	61,120,000
625,000	Equinix, Inc. [1,5]	18,700,878	109,781,250
2,850,000	Gartner, Inc. [1]	45,787,107	122,692,500
1,525,000	MAXIMUS, Inc.	58,567,377	78,918,750

		190,614,448	372,512,500
	Semiconductor Equipment (1.29%)
1,302,870	Cymer, Inc. [1]	62,660,504	76,804,186
	Systems Software (1.36%)
4,204,000	TOTVS SA (Brazil) [2]	57,344,299	81,003,137

Total Information Technology		709,233,431	1,206,944,828

Materials (0.37%)
	Construction Materials (0.15%)
742,841	CaesarStone Sdot-Yam Ltd. [1,2]	8,242,603	8,995,804
	Fertilizers & Agricultural
	Chemicals (0.22%)
620,099	Agrinos AS (Mexico) [1,2]	4,423,197	4,743,010
350,000	Intrepid Potash, Inc. [1]	10,539,419	7,966,000

		14,962,616	12,709,010

Total Materials		23,205,219	21,704,814

Telecommunication Services (0.67%)
	Wireless Telecommunication
	Services (0.67%)
700,000	SBA Communications
	Corp., Cl A [1]	2,584,866	39,935,000

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2012 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)

Utilities (2.60%)
	Electric Utilities (2.60%)
2,245,000	ITC Holdings Corp.	$69,683,649	$154,702,950

TOTAL COMMON STOCKS		3,338,072,894	5,807,910,776

Private Equity Investments (0.78%)

Consumer Discretionary (0.20%)
	Hotels, Resorts &
	Cruise Lines (0.20%)
7,400,000	Kerzner International
	Holdings Ltd., Cl A [1,2,3,5,7]	74,000,000	11,692,000

Financials (0.13%)
	Asset Management &
	Custody Banks (0.13%)
2,375,173	Windy City Investments
	Holdings, L.L.C. [1,3,5,7]	8,630,998	7,719,314

Health Care (0.08%)
	Health Care
	Technology (0.08%)
828,286	Castlight Health Inc. [1,3,5,7]	4,999,998	4,999,998

Utilities (0.37%)
	Independent Power Producers &
	Energy Traders (0.37%)
4,811,674	Better Place, Inc.,
	Series C Preferred [1,2,3,5,7]	21,845,000	21,845,000

TOTAL PRIVATE EQUITY INVESTMENTS		109,475,996	46,256,312

Principal Amount

Short Term Investments (1.41%)
$84,122,549	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/29/2012, 0.01% due 7/2/2012; Proceeds at maturity - $84,122,619; (Fully collateralized by U.S. Treasury Note, 1.50% due 3/31/2019; Market value - $85,805,913) [6]	84,122,549	84,122,549
	Cost	Value
TOTAL INVESTMENTS (99.90%)	$3,531,671,439	$5,938,289,637
CASH AND OTHER ASSETS LESS LIABILITIES (0.10%)		5,764,159
NET ASSETS		$5,944,053,796
RETAIL SHARES (Equivalent to $54.90 per share based on 77,431,564 shares outstanding)		$4,250,798,481
INSTITUTIONAL SHARES (Equivalent to $55.34 per share based on 30,595,819 shares outstanding)		$1,693,255,315

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2012, the market value of restricted and fair valued securities amounted to $46,256,312 or 0.78% of net assets. None of these securities are deemed liquid. See Note 3 regarding Restricted Securities.
[4]	See Note 6 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At June 30, 2012, the market value of Rule 144A securities amounted to $58,588,031 or 0.98% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (96.36%)

Consumer Discretionary (22.24%)
	Advertising (0.84%)
2,250,000	National CineMedia, Inc.	$41,255,630	$34,132,500
	Apparel, Accessories & Luxury Goods (4.27%)
750,000	Fossil, Inc. [1]	18,631,305	57,405,000
3,250,000	Iconix Brand Group, Inc. [1]	50,267,972	56,777,500
2,000,000	Quiksilver, Inc. [1]	10,419,500	4,660,000
600,000	The Warnaco Group, Inc. [1]	32,754,693	25,548,000
1,700,000	Tumi Holdings, Inc. [1]	34,572,683	29,750,000

		146,646,153	174,140,500
	Broadcasting (2.70%)
1,250,000	Liberty Media Corp., Cl A [1]	18,535,651	109,887,500
	Casinos & Gaming (4.24%)
3,064,000	Penn National Gaming, Inc. [1]	79,972,017	136,623,760
350,000	Wynn Resorts Ltd.	3,263,528	36,302,000

		83,235,545	172,925,760

	Education Services (0.80%)
300,000	Strayer Education, Inc.	25,970,514	32,706,000
	Footwear (0.95%)
2,400,000	Crocs, Inc. [1]	43,917,396	38,760,000
	Home Improvement Retail (1.18%)
1,425,000	Lumber Liquidators Holdings, Inc. [1,4]	30,543,458	48,150,750
	Homefurnishing Retail (0.97%)
1,300,000	Mattress Firm Holding Corp. [1]	33,900,397	39,403,000
	Hotels, Resorts & Cruise Lines (0.54%)
17,028,000	Mandarin Oriental Int’l Ltd. (Singapore) [2,6]	34,275,510	22,085,367
	Internet Retail (1.42%)
1,850,000	HomeAway, Inc. [1]	45,031,623	40,219,000
2,325,000	Vitacost.com, Inc. [1,4]	23,626,535	13,717,500
710,227	Vitacost.com, Inc. [1,3,4,6]	4,999,998	4,069,601

		73,658,156	58,006,101

	Movies & Entertainment (1.38%)
1,500,000	The Madison Square Garden Co., Cl A [1]	38,878,075	56,160,000
	Restaurants (2.95%)
650,000	BJ’s Restaurants, Inc. [1]	27,189,883	24,700,000
Shares		Cost	Value

Common Stocks (continued)

Consumer Discretionary (continued)
	Restaurants (continued)
1,600,000	Bravo Brio Restaurant Group, Inc. [1,4]	$24,392,669	$28,528,000
1,650,000	The Cheesecake Factory, Inc. [1]	39,429,179	52,734,000
2,250,000	Krispy Kreme Doughnuts, Inc. [1]	15,631,333	14,377,500

		106,643,064	120,339,500

Total Consumer Discretionary		677,459,549	906,696,978

Consumer Staples (2.21%)
	Food Distributors (2.21%)
1,500,000	The Chefs’ Warehouse, Inc. [1,4]	23,473,704	27,075,000
1,150,000	United Natural Foods, Inc. [1]	47,593,384	63,089,000

Total Consumer Staples		71,067,088	90,164,000

Energy (7.49%)
	Oil & Gas Equipment & Services (3.27%)
500,000	C&J Energy Services, Inc. [1]	12,906,658	9,250,000
550,000	CARBO Ceramics, Inc.	39,573,203	42,201,500
450,000	Core Laboratories N.V. [2]	17,021,125	52,155,000
1,500,000	Forum Energy Technologies, Inc. [1]	30,927,213	29,535,000

		100,428,199	133,141,500
	Oil & Gas Exploration & Production (2.00%)
900,000	GeoResources, Inc. [1]	15,304,693	32,949,000
3,888,889	Halcon Resources Corp. [1]	35,000,001	36,711,112
500,000	Oasis Petroleum, Inc. [1]	7,000,000	12,090,000

		57,304,694	81,750,112
	Oil & Gas Storage & Transportation (2.22%)
260,000	Golar LNG Ltd. [2]	8,067,189	9,802,000
1,500,000	Golar LNG Partners L.P. [2]	36,895,962	48,600,000
750,000	Targa Resources Corp.	17,965,719	32,025,000

		62,928,870	90,427,000

Total Energy		220,661,763	305,318,612

Financials (5.59%)
	Asset Management & Custody Banks (0.87%)
1,650,000	Financial Engines, Inc. [1]	25,939,078	35,392,500

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Financials (continued)
	Consumer Finance (0.32%)
600,000	Green Dot Corp., Cl A [1]	$29,736,370	$13,272,000
	Office REITs (1.48%)
750,000	SL Green Realty Corp.	17,178,705	60,180,000
	Real Estate Services (0.60%)
1,500,000	CBRE Group, Inc. [1]	7,261,912	24,540,000
	Specialized Finance (0.94%)
1,126,513	MSCI, Inc. [1]	25,427,990	38,323,972
	Specialized REITs (1.38%)
2,000,000	Chesapeake Lodging Trust [4]	35,285,655	34,440,000
750,000	LaSalle Hotel Properties	16,301,829	21,855,000

		51,587,484	56,295,000

Total Financials		157,131,539	228,003,472

Health Care (11.04%)
	Health Care Equipment (5.09%)
700,000	IDEXX Laboratories, Inc. [1]	22,713,021	67,291,000
1,100,000	Insulet Corp. [1]	19,723,457	23,507,000
150,000	Intuitive Surgical, Inc. [1]	2,175,000	83,068,500
1,500,000	Masimo Corp. [1]	33,862,646	33,570,000

		78,474,124	207,436,500
	Health Care Facilities (2.02%)
2,985,000	Brookdale Senior Living, Inc. [1]	53,151,499	52,953,900
1,750,000	Emeritus Corp. [1]	50,131,389	29,452,500

		103,282,888	82,406,400
	Health Care Supplies (0.59%)
750,000	Endologix, Inc. [1]	10,096,864	11,580,000
150,000	Gen-Probe, Inc. [1,5]	5,207,353	12,330,000

		15,304,217	23,910,000
	Life Sciences Tools & Services (2.17%)
300,000	Covance, Inc. [1]	10,515,514	14,355,000
800,000	Luminex Corp. [1]	12,962,765	19,592,000
350,000	Mettler-Toledo International, Inc. [1]	20,860,001	54,547,500

		44,338,280	88,494,500
	Pharmaceuticals (1.17%)
900,000	Questcor Pharmaceuticals, Inc. [1]	32,972,414	47,916,000

Total Health Care		274,371,923	450,163,400

Shares		Cost	Value

Common Stocks (continued)

Industrials (19.59%)
	Aerospace & Defense (4.25%)
2,554,000	The KEYW Holding Corp. [1,4]	$29,049,865	$25,642,160
1,100,000	TransDigm Group, Inc. [1]	26,284,086	147,730,000

		55,333,951	173,372,160
	Air Freight & Logistics (0.49%)
1,200,000	XPO Logistics, Inc. [1,4]	19,164,182	20,160,000
	Construction & Farm Machinery & Heavy Trucks (0.26%)
1,750,000	Accuride Corp. [1]	25,842,449	10,500,000
	Diversified Support Services (0.91%)
1,750,000	Ritchie Bros. Auctioneers, Inc. [2]	32,711,666	37,187,500
	Electrical Components & Equipment (2.59%)
1,000,000	Acuity Brands, Inc.	54,396,209	50,910,000
1,350,000	Polypore International, Inc. [1]	50,296,058	54,526,500

		104,692,267	105,436,500
	Environmental & Facilities Services (3.57%)
1,250,000	Clean Harbors, Inc. [1]	32,305,284	70,525,000
2,500,000	Waste Connections, Inc.	44,418,371	74,800,000

		76,723,655	145,325,000
	Industrial Machinery (3.69%)
1,000,000	Graco, Inc.	23,209,297	46,080,000
750,000	Nordson Corp.	22,985,460	38,467,500
209,525	Proto Labs, Inc. [1]	4,257,759	6,025,939
1,500,000	Rexnord Corp. [1]	28,600,996	30,060,000
750,000	Tennant Co.	27,759,292	29,962,500

		106,812,804	150,595,939
	Railroads (0.97%)
750,000	Genesee & Wyoming, Inc., Cl A [1]	18,796,817	39,630,000
	Research & Consulting Services (2.03%)
1,335,772	Acacia Research Corp. [1]	47,646,621	49,744,149
1,250,000	Mistras Group, Inc. [1]	14,680,295	32,850,000

		62,326,916	82,594,149
	Trading Companies & Distributors (0.83%)
1,750,000	Air Lease Corp. [1]	42,316,017	33,932,500

Total Industrials		544,720,724	798,733,748

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Information Technology (22.65%)
	Application Software (6.89%)
1,200,000	ACI Worldwide, Inc. [1]	$44,150,179	$53,052,000
1,750,000	Advent Software, Inc. [1]	31,149,679	47,442,500
750,000	Guidewire Software, Inc. [1]	19,174,530	21,090,000
2,750,000	RealPage, Inc. [1]	56,541,933	63,690,000
33,088	Splunk, Inc. [1]	562,496	929,773
1,250,000	Synchronoss Technologies, Inc. [1]	40,198,814	23,087,500
804,700	The Ultimate Software Group, Inc. [1]	23,895,824	71,714,864

		215,673,455	281,006,637
	Data Processing & Outsourced Services (1.84%)
1,000,000	FleetCor Technologies, Inc. [1]	25,103,189	35,040,000
650,000	Wright Express Corp. [1]	30,423,456	40,118,000

		55,526,645	75,158,000
	Electronic Components (0.97%)
1,000,000	Rogers Corp. [1,4]	43,765,303	39,610,000
	Electronic Equipment & Instruments (4.71%)
1,700,000	Cognex Corp.	57,746,835	53,805,000
625,000	Coherent, Inc. [1]	30,351,577	27,062,500
1,150,000	FEI Company [1]	47,367,864	55,016,000
1,500,000	FLIR Systems, Inc.	10,094,186	29,250,000
1,000,000	National Instruments Corp.	18,830,478	26,860,000

		164,390,940	191,993,500
	Electronic Manufacturing Services (0.56%)
1,750,000	Mercury Computer Systems, Inc. [1,4]	32,185,131	22,627,500
	Internet Software & Services (0.88%)
500,000	Bazaarvoice, Inc. [1]	8,307,039	9,100,000
2,000,000	Velti plc [1,2]	26,821,358	13,000,000
2,545,455	Viggle, Inc. (formerly, Function (x), Inc.) [1,3,6]	13,000,000	13,949,088

		48,128,397	36,049,088
	IT Consulting & Other Services (6.15%)
875,000	Equinix, Inc. [1,5]	55,025,037	153,693,750
2,250,000	Gartner, Inc. [1]	41,942,703	96,862,500

		96,967,740	250,556,250
Shares		Cost	Value

Common Stocks (continued)

Information Technology (continued)
	Semiconductor Equipment (0.43%)
294,761	Cymer, Inc. [1]	$16,534,542	$17,376,161
	Systems Software (0.22%)
400,000	Infoblox, Inc. [1]	7,582,664	9,172,000

Total Information Technology		680,754,817	923,549,136

Materials (1.32%)
	Diversified Metals & Mining (1.32%)
4,000,000	Globe Specialty Metals, Inc. [4]	46,608,066	53,720,000

Telecommunication Services (3.85%)
	Wireless Telecommunication Services (3.85%)
2,750,000	SBA Communications Corp., Cl A [1]	26,849,041	156,887,500

Utilities (0.38%)
	Electric Utilities (0.38%)
225,000	ITC Holdings Corp.	9,427,959	15,504,750

TOTAL COMMON STOCKS		2,709,052,469	3,928,741,596

Private Equity Investments (0.26%)

Consumer Discretionary (0.26%)
	Hotels, Resorts & Cruise Lines (0.14%)
3,500,000	Kerzner International Holdings Ltd., Cl A [1,2,3,5,7]	35,000,000	5,530,000
	Movies & Entertainment (0.12%)
1,250,000	SFX Holding Corporation [1,3,5,7]	5,000,000	5,000,000

TOTAL PRIVATE EQUITY INVESTMENTS		40,000,000	10,530,000

Warrants (0.01%)

Consumer Discretionary (0.01%)
	Internet Retail (0.01%)
242,589	Vitacost.com, Inc. Warrants, Exp 2/16/2015 [1,3,4,6]	30,233	276,551

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2012 (UNAUDITED)

Shares		Cost	Value

Warrants (continued)

Information Technology (0.00%)
	Internet Software & Services (0.00%)
2,545,455	Viggle, Inc. (formerly, Function (x), Inc.) Warrants, Exp 8/22/2014 [1,3,6]	$0	$50,909

TOTAL WARRANTS		30,233	327,460

Principal Amount

Short Term Investments (3.53%)

$143,943,270	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/29/2012, 0.01% due 7/2/2012; Proceeds at maturity – $143,943,390; (Fully collateralized by U.S. Treasury Note, 2.625% – due 8/15/2020; Market value $39,939,158 and U.S. Treasury Note, 1.50% due 3/31/2019; Market value $106,884,400) [6]	143,943,270	143,943,270

TOTAL INVESTMENTS (100.16%)		$2,893,025,972	4,083,542,326

LIABILITIES LESS CASH AND OTHER ASSETS (-0.16%)			(6,603,105)

NET ASSETS			$4,076,939,221

RETAIL SHARES (Equivalent to $24.98 per share based on 121,816,704 shares outstanding)			$3,042,888,513

INSTITUTIONAL SHARES (Equivalent to $25.18 per share based on 41,073,879 shares outstanding)			$1,034,050,708

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2012, the market value of restricted and fair valued securities amounted to $28,876,149 or 0.71% of net assets. None of these securities are deemed liquid. See Note 3 regarding Restricted Securities.
[4]	See Note 6 regarding "Affiliated" companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (95.31%)

Consumer Discretionary (19.38%)
	Apparel, Accessories & Luxury Goods (3.33%)
49,000	Fossil, Inc. [1]	$3,852,327	$3,750,460
57,500	lululemon athletica, inc. [1]	2,740,796	3,428,725
250,500	Tumi Holdings, Inc. [1]	5,501,967	4,383,750

		12,095,090	11,562,935
	Automobile Manufacturers (0.50%)
55,000	Tesla Motors, Inc. [1]	1,785,280	1,720,950
	Automotive Retail (0.99%)
133,000	CarMax, Inc. [1]	3,419,494	3,450,020
	Broadcasting (4.77%)
163,000	Discovery Communications, Inc., Series C [1]	6,105,864	8,164,670
95,400	Liberty Media Corp., Cl A [1]	5,855,282	8,386,614

		11,961,146	16,551,284
	Footwear (1.11%)
238,000	Crocs, Inc. [1]	5,135,607	3,843,700
	Internet Retail (8.68%)
169,500	Blue Nile, Inc. [1]	6,145,748	5,035,845
319,762	HomeAway, Inc. [1]	7,704,341	6,951,626
61,373	Netflix, Inc. [1]	6,358,463	4,202,209
9,936	priceline.com, Inc. [1]	1,650,296	6,602,671
239,900	Shutterfly, Inc. [1]	6,656,873	7,362,531

		28,515,721	30,154,882

Total Consumer Discretionary		62,912,338	67,283,771

Energy (9.69%)
	Coal & Consumable Fuels (0.28%)
107,626	Ceres, Inc. [1]	1,399,138	974,015
	Oil & Gas Equipment & Services (6.32%)
131,864	CARBO Ceramics, Inc.	11,217,863	10,117,925
93,600	Oil States International, Inc. [1]	6,533,377	6,196,320
323,250	RigNet, Inc. [1]	4,028,963	5,621,317

		21,780,203	21,935,562
	Oil & Gas Exploration & Production (1.22%)
175,881	Oasis Petroleum, Inc. [1]	3,108,262	4,252,803
Shares		Cost	Value

Common Stocks (continued)

Energy (continued)
	Oil & Gas Storage & Transportation (1.87%)
172,500	Golar LNG Ltd. [2]	$6,295,507	$6,503,250

Total Energy		32,583,110	33,665,630

Financials (2.51%)
	Asset Management & Custody Banks (0.50%)
82,000	Financial Engines, Inc. [1]	1,014,644	1,758,900
	Consumer Finance (0.85%)
133,700	Green Dot Corp., Cl A [1]	5,598,670	2,957,444
	Specialized Finance (1.16%)
118,100	MSCI, Inc. [1]	2,716,500	4,017,762

Total Financials		9,329,814	8,734,106

Health Care (10.20%)
	Health Care Equipment (4.74%)
34,500	Edwards Lifesciences Corp. [1]	2,919,984	3,563,850
9,876	Intuitive Surgical, Inc. [1]	2,570,330	5,469,230
332,244	Masimo Corp. [1]	8,199,552	7,435,621

		13,689,866	16,468,701
	Health Care Technology (2.90%)
44,628	Athenahealth, Inc. [1]	2,367,989	3,533,199
45,597	Cerner Corp. [1]	2,844,345	3,769,048
103,211	Vocera Communications, Inc. [1]	1,651,376	2,765,022

		6,863,710	10,067,269
	Life Sciences Tools & Services (1.26%)
178,040	Luminex Corp. [1]	3,309,875	4,360,200
	Pharmaceuticals (1.30%)
85,000	Questcor Pharmaceuticals, Inc. [1]	2,962,794	4,525,400

Total Health Care		26,826,245	35,421,570

Industrials (5.58%)
	Electrical Components & Equipment (3.30%)
283,368	Polypore International, Inc. [1]	10,881,638	11,445,234
	Environmental & Facilities Services (1.17%)
156,500	Tetra Tech, Inc. [1]	3,377,195	4,081,520

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Industrials (continued)
	Research & Consulting Services (1.11%)
35,700	IHS, Inc., Cl A [1]	$3,504,169	$3,845,961

Total Industrials		17,763,002	19,372,715

Information Technology (42.53%)
	Application Software (12.22%)
138,410	ANSYS, Inc. [1]	4,682,006	8,735,055
40,800	FactSet Research Systems, Inc.	2,626,470	3,791,952
135,900	Guidewire Software, Inc. [1]	3,485,760	3,821,508
529,610	RealPage, Inc. [1]	10,407,478	12,265,767
39,500	salesforce.com, inc. [1]	4,747,766	5,461,270
116,856	Splunk, Inc. [1]	3,521,009	3,283,654
273,944	Synchronoss Technologies, Inc. [1]	8,207,295	5,059,746

		37,677,784	42,418,952
	Communications Equipment (0.97%)
237,435	Ubiquiti Networks, Inc. [1,5]	4,039,650	3,383,449
	Computer Hardware (1.86%)
11,031	Apple, Inc. [1]	434,867	6,442,104
	Internet Software & Services (11.94%)
252,500	Bankrate, Inc. [1]	4,090,517	4,643,475
355,848	Bazaarvoice, Inc. [1]	4,861,920	6,476,433
108,000	CoStar Group, Inc. [1]	4,547,131	8,769,600
32,000	LinkedIn Corp., Cl A [1]	2,053,755	3,400,640
290,000	LivePerson, Inc. 1	3,172,975	5,527,400
160,500	Rackspace Hosting, Inc. [1]	6,826,070	7,052,370
860,000	Velti plc [1,2]	8,817,679	5,590,000

		34,370,047	41,459,918
	IT Consulting & Other Services (9.23%)
182,600	Acxiom Corp. [1]	2,515,943	2,759,086
95,000	Equinix, Inc. [1,4]	3,954,834	16,686,750
293,144	Gartner, Inc. [1]	6,025,082	12,619,849

		12,495,859	32,065,685
	Semiconductors (2.02%)
98,926	Mellanox Technologies Ltd. [1,2]	2,906,807	7,007,918
	Systems Software (4.29%)
213,700	Infoblox, Inc. [1]	4,104,622	4,900,141
149,000	MICROS Systems, Inc. [1]	7,410,719	7,628,800
42,000	Red Hat, Inc. [1]	2,263,986	2,372,160

		13,779,327	14,901,101

Total Information Technology		105,704,341	147,679,127

Shares		Cost	Value

Common Stocks (continued)

Materials (1.23%)
	Fertilizers & Agricultural Chemicals (1.23%)
557,644	Agrinos AS (Mexico) [1,2]	$3,951,547	$4,265,304

Telecommunication Services (4.19%)
	Wireless Telecommunication Services (4.19%)
255,000	SBA Communications Corp., Cl A [1]	5,847,947	14,547,750

TOTAL COMMON STOCKS		264,918,344	330,969,973

Private Equity Investments (1.15%)

Health Care (0.43%)
	Health Care Technology (0.43%)
248,486	Castlight Health Inc. [1,3,4,8]	1,500,001	1,500,001

Utilities (0.72%)
	Independent Power Producers & Energy Traders (0.72%)
550,661	Better Place, Inc., Series C Preferred [1,2,3,4,8]	2,500,001	2,500,001

TOTAL PRIVATE EQUITY INVESTMENTS		4,000,002	4,000,002

Principal Amount

Short Term Investments (3.93%)

$11,213,466	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/29/2012, 0.01% due 7/2/2012; Proceeds at maturity – $11,213,475; (Fully collateralized by U.S. Treasury Note, 1.50% due 3/31/2019; Market value – $11,440,100) [7]	11,213,466	11,213,466
2,436,525	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/29/2012, 0.01% due 7/2/2012; Proceeds at maturity – $2,436,527; (Fully collateralized by U.S. Treasury Note, 1.50% due 3/31/2019; Market value – $2,488,325) [6,7]	2,436,525	2,436,525

TOTAL SHORT TERM INVESTMENTS		13,649,991	13,649,991

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2012 (UNAUDITED)

	Cost	Value

TOTAL INVESTMENTS (100.39%)	$282,568,337	$348,619,966

LIABILITIES LESS CASH AND OTHER ASSETS (-0.39%)		(1,362,563)

NET ASSETS		$347,257,403

RETAIL SHARES (Equivalent to $14.77 per share based on 19,811,974 shares outstanding)		$292,662,127

INSTITUTIONAL SHARES (Equivalent to $14.89 per share based on 3,665,626 shares outstanding)		$54,595,276

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2012, the market value of restricted and fair valued securities amounted to $4,000,002 or 1.15% of net assets. None of these securities are deemed liquid. See
Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	The value on loan at June 30, 2012 amounted to $2,314,699 which is 0.67% of net assets. See Note 2c regarding Securities Lending.
[6]	Represents security purchased with the cash collateral received for security on loan.
[7]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[8]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.13%)
Consumer Discretionary (20.98%)
	Advertising (1.50%)
14,755	Omnicom Group, Inc.	$636,680	$717,093
	Broadcasting (3.04%)
16,519	Liberty Media Corp., Cl A [1]	1,033,750	1,452,186
	Casinos & Gaming (2.62%)
12,092	Wynn Resorts Ltd.	1,490,450	1,254,182
	Education Services (2.56%)
49,868	New Oriental Education & Technology Group, ADR [1,2]	1,219,262	1,221,766
	Internet Retail (8.20%)
10,594	Amazon.com, Inc. [1]	1,589,651	2,419,140
2,258	priceline.com, Inc. [1]	1,222,171	1,500,486

		2,811,822	3,919,626
	Restaurants (3.06%)
22,693	YUM! Brands, Inc.	1,230,967	1,461,883

Total Consumer Discretionary		8,422,931	10,026,736

Consumer Staples (3.81%)
	Hypermarkets & Super Centers (1.61%)
8,121	Costco Wholesale Corp.	463,230	771,495
	Packaged Foods & Meats (2.20%)
13,027	Mead Johnson Nutrition Co.	930,782	1,048,804

Total Consumer Staples		1,394,012	1,820,299

Energy (2.21%)
	Oil & Gas Storage & Transportation (2.21%)
27,992	Golar LNG Ltd. [2]	1,144,147	1,055,298

Financials (10.62%)
	Asset Management & Custody Banks (1.61%)
61,405	Cetip SA - Mercados Organizados (Brazil) [2]	847,778	767,371
	Diversified Banks (1.42%)
20,990	ICICI Bank Limited, ADR [2]	729,245	680,286
Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Diversified Real Estate Activities (2.77%)
40,011	Brookfield Asset Management, Inc., Cl A [2]	$1,137,163	$1,324,364
	Specialized Finance (4.82%)
169,236	BM&FBOVESPA SA (Brazil) [2]	896,612	863,664
5,370	The CME Group, Inc.	1,372,018	1,439,751

		2,268,630	2,303,415

Total Financials		4,982,816	5,075,436

Health Care (4.95%)
	Health Care Equipment (2.72%)
2,344	Intuitive Surgical, Inc. [1]	674,007	1,298,084

	Life Sciences Tools & Services (2.23%)
26,445	Illumina, Inc. [1]	912,067	1,068,113

Total Health Care		1,586,074	2,366,197

Industrials (7.83%)
	Aerospace & Defense (1.32%)
3,849	Precision Castparts Corp.	611,550	633,122
	Research & Consulting Services (4.11%)
6,608	IHS, Inc., Cl A [1]	582,678	711,880
25,402	Verisk Analytics, Inc., Cl A [1]	965,542	1,251,303

		1,548,220	1,963,183
	Trading Companies & Distributors (2.40%)
28,461	Fastenal Co.	631,611	1,147,263

Total Industrials		2,791,381	3,743,568

Information Technology (40.72%)
	Application Software (3.65%)
15,833	Citrix Systems, Inc. [1]	967,444	1,329,022
3,020	salesforce.com, Inc. [1]	350,713	417,545

		1,318,157	1,746,567

	Communications Equipment (2.37%)
20,310	QUALCOMM, Inc.	1,183,282	1,130,861
	Computer Hardware (8.36%)
6,839	Apple, Inc. [1]	1,620,002	3,993,976

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2012 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Data Processing & Outsourced Services (6.81%)
3,310	MasterCard, Inc., Cl A	$984,938	$1,423,664
14,815	Visa, Inc., Cl A	1,294,253	1,831,578

		2,279,191	3,255,242
	Internet Software & Services (13.82%)
12,928	Baidu, Inc., ADR [1,2]	1,613,069	1,486,461
12,717	Facebook, Inc., Cl A [1]	483,246	395,753
4,093	Google, Inc., Cl A [1]	1,829,106	2,374,226
5,533	LinkedIn Corp., Cl A [1]	412,104	587,992
49,805	Millennial Media, Inc. [1]	647,465	656,928
33,937	Qihoo 360 Technology Co. Ltd., ADR [1,2]	809,030	586,771
11,816	Rackspace Hosting, Inc. [1]	511,697	519,195

		6,305,717	6,607,326
	IT Consulting & Other Services (3.95%)
10,738	Equinix, Inc. [1,4]	886,625	1,886,130
	Systems Software (1.76%)
14,935	Red Hat, Inc. [1]	725,139	843,529

Total Information Technology		14,318,113	19,463,631

Materials (7.01%)
	Diversified Chemicals (2.12%)
14,546	BASF SE (Germany) [2,5]	998,479	1,011,447
	Diversified Metals & Mining (1.65%)
36,720	Molycorp, Inc. [1]	1,451,098	791,316
	Fertilizers & Agricultural Chemicals (3.24%)
18,690	Monsanto Co.	1,341,059	1,547,158

Total Materials		3,790,636	3,349,921

TOTAL COMMON STOCKS		38,430,110	46,901,086

Private Equity Investments (0.80%)
Utilities (0.80%)
	Independent Power Producers & Energy Traders (0.80%)
83,700	Better Place, Inc., Series C Preferred [1,2,3,4,6]	379,998	379,998

Principal
Amount		Cost	Value
Short Term Investments (1.29%)
$615,144	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/29/2012, 0.01% due 7/2/2012; Proceeds at maturity -$615,144; (Fully collateralized by U.S. Treasury Note, 1.50% due 3/31/2019; Market value - $629,825) [5]	$615,144	$615,144

TOTAL INVESTMENTS (100.22%)		$39,425,252	47,896,228

LIABILITIES LESS CASH AND OTHER ASSETS (-0.22%)			(102,850)

NET ASSETS			$47,793,378

RETAIL SHARES (Equivalent to $11.15 per share based on 2,886,647 shares outstanding)			$32,199,269

INSTITUTIONAL SHARES (Equivalent to $11.20 per share based on 1,391,879 shares outstanding)			$15,594,109

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2012, the market value of restricted and fair valued securities amounted to $379,998 or 0.80% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Investment Funds Trust	June 30, 2012

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

1.	ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers five series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund and Baron Fifth Avenue Growth Fund.

Each Fund offers two classes of shares, Retail Shares and Institutional Shares, which differ only in their ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

The investment objectives of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies with market capitalization between $1 billion and $15 billion that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

a)  Security Valuation. The Fund’s share prices or net asset values are calculated as of the close of the regular trading session (usually 4 p.m. E.T.) on the New York Stock Exchange ("NYSE") on any day on which the NYSE is open. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the "Adviser") judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives and the Committee reports to the Board every quarter. Factors the Committee considers when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as fifteen hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign markets and 4 p.m. E.T. will, in its judgment, materially affect the value of some or all of the Funds’ non-U.S. securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b)  Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions include gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

Baron Investment Funds Trust	June 30, 2012

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

c)  Securities Lending. The Funds may lend securities to certain brokers. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

At June 30, 2012, Baron Opportunity Fund had securities on loan with a value of $2,314,699 and held $2,436,525 of short-term investments as collateral for these loans.

d)  Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

3.	RESTRICTED SECURITIES

At June 30, 2012, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At June 30, 2012, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
Name of Issuer	Acquisition Date(s)	Value

Private Equity Investments
Kerzner International Holdings Ltd., Cl A	9/27/2006	$8,216,000
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	22,932,724

Total Restricted Securities:		$31,148,724

(Cost $86,581,905) † (1.40% of Net Assets)

	Baron Growth Fund
Name of Issuer	Acquisition Date(s)	Value

Private Equity Investments
Better Place, Inc., Series C Preferred	12/1/2011	$21,845,000
Castlight Health, Inc.	4/26/2012	4,999,998
Kerzner International Holdings Ltd., Cl A	9/27/2006	11,692,000
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	7,719,314

Total Restricted Securities:		$46,256,312

(Cost $109,475,996) † (0.78% of Net Assets)

† See Schedules of Investments for cost of individual securities.

Baron Investment Funds Trust	June 30, 2012

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)
	Baron Small Cap Fund
Name of Issuer	Acquisition Date	Value

Common Stocks
Viggle, Inc. (formerly, Function (x), Inc.)	8/25/2011	$13,949,088
Vitacost.com Inc.	2/17/2012	4,069,601
Private Equity Investments
Kerzner International Holdings Ltd., Cl A	9/27/2006	5,530,000
SFX Holding Corporation	6/6/2012	5,000,000
Warrants
Viggle, Inc. Warrants (formerly, Function (x), Inc.
Warrants), Exp 8/22/2014	8/25/2011	50,909
Vitacost.com, Inc. Warrants, Exp 2/16/2015	2/17/2012	276,551

Total Restricted Securities:		$28,876,149

(Cost $58,030,231) † (0.71% of Net Assets)

	Baron Opportunity Fund
Name of Issuer	Acquisition Date	Value

Private Equity Investments
Better Place, Inc., Series C Preferred	12/1/2011	$2,500,001
Castlight Health, Inc.	4/26/2012	1,500,001

Total Restricted Securities:		$4,000,002

(Cost $4,000,002) † (1.15% of Net Assets)

	Baron Fifth Avenue Growth Fund
Name of Issuer	Acquisition Date	Value

Private Equity Investments
Better Place, Inc., Series C Preferred	12/1/2011	$379,998

(Cost $379,998)(0.80% of Net Assets)

† See Schedules of Investments for cost of individual securities.

4.	FAIR VALUE MEASUREMENTS

Fair value is defined by accounting principles generally accepted in the United States of America (“GAAP”) as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•
Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•
Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non- U.S. securities, whose markets close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use

Baron Investment Funds Trust	June 30, 2012

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund

		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks †	$2,154,068,597	$–	$–	$2,154,068,597
Private Equity Investments †	–	–	31,148,724	31,148,724
Short Term Investments	–	32,396,768	–	32,396,768
Total Investments	$2,154,068,597	$32,396,768	$31,148,724	$2,217,614,089

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2012. There have been no significant transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine month period ended June 30, 2012.

	Baron Growth Fund

		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks †	$5,749,322,745	$58,588,031	$–	$5,807,910,776
Private Equity Investments †	–	–	46,256,312	46,256,312
Short Term Investments	–	84,122,549	–	84,122,549
Total Investments	$5,749,322,745	$142,710,580	$46,256,312	$5,938,289,637

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2012. There have been no significant transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine month period ended June 30, 2012.

	Baron Small Cap Fund

		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks †	$3,888,637,540	$40,104,056	$–	$3,928,741,596
Private Equity Investments	–	–	10,530,000	10,530,000
Warrants	–	327,460	–	327,460
Short Term Investments	–	143,943,270	–	143,943,270
Total Investments	$3,888,637,540	$184,374,786	$10,530,000	$4,083,542,326

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2012. There have been no significant transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine month period ended June 30, 2012.

† See Schedules of Investments for additional detailed categorizations.

Baron Investment Funds Trust	June 30, 2012

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

	Baron Opportunity Fund

		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks †	$330,969,973	$–	$–	$330,969,973
Private Equity Investments †	–	–	4,000,002	4,000,002
Short Term Investments	–	13,649,991	–	13,649,991
Total Investments	$330,969,973	$13,649,991	$4,000,002	$348,619,966

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2012. There have been no significant transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine month period ended June 30, 2012.

	Baron Fifth Avenue Growth Fund

		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks †	$45,889,639	$1,011,447	$–	$46,901,086
Private Equity Investments	–	–	379,998	379,998
Short Term Investments	–	615,144	–	615,144
Total Investments	$45,889,639	$1,626,591	$379,998	$47,896,228

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on June 30, 2012. There have been no significant transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine month period ended June 30, 2012.

† See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund
										Change in Net
										Unrealized
										Appreciation
			Net	Net Change in						(Depreciation)
	Balance as of	Accrued	Realized	Unrealized			Transfers	Transfers	Balance as of	from Investments
	September 30,	Premiums/	Gain	Appreciation			Into	Out of	June 30,	still held at
Investments in Securities	2011	Discounts	(Loss)	(Depreciation)	Purchases	Sales	Level 3	Level 3	2012	June 30, 2012
Private Equity Investments
Consumer Discretionary	$2,964,000	$–	$–	$5,252,000	$–	$–	$–	$–	$8,216,000	$5,252,000
Financials	21,090,138	–	–	1,842,586	–	–	–	–	22,932,724	1,842,586
Total	$24,054,138	$–	$–	$7,094,586	$–	$–	$–	$–	$31,148,724	$7,094,586

Baron Investment Funds Trust	June 30, 2012

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

	Baron Growth Fund
										Change in Net
										Unrealized
										Appreciation
			Net	Net Change in						(Depreciation)
	Balance as of	Accrued	Realized	Unrealized			Transfers	Transfers	Balance as of	from Investments
	September 30,	Premiums/	Gain	Appreciation			Into	Out of	June 30,	still held at
Investments in Securities	2011	Discounts	(Loss)	(Depreciation)	Purchases	Sales	Level 3	Level 3	2012	June 30, 2012
Private Equity Investments
Consumer Discretionary	$4,218,000	$–	$–	$7,474,000	$–	$–	$–	$–	$11,692,000	$7,474,000
Financials	7,099,087	–	–	620,227	–	–	–	–	7,719,314	620,227
Health Care	–	–	–	–	4,999,998	–	–	–	4,999,998	–
Utilities	–	–	–	–	21,845,000	–	–	–	21,845,000	–
Total	$11,317,087	$–	$–	$8,094,227	$26,844,998	$–	$–	$–	$46,256,312	$8,094,227

	Baron Small Cap Fund
										Change in Net
										Unrealized
										Appreciation
			Net	Net Change in						(Depreciation)
	Balance as of	Accrued	Realized	Unrealized			Transfers	Transfers	Balance as of	from Investments
	September 30,	Premiums/	Gain	Appreciation			Into	Out of	June 30,	still held at
Investments in Securities	2011	Discounts	(Loss)	(Depreciation)	Purchases	Sales	Level 3	Level 3	2012	June 30, 2012
Common Stocks
Information Technology	$9,960,000	$–	$–	$989,088	$3,000,000	$–	$–	$(13,949,088)	$–	$–
Private Equity Investments
Consumer Discretionary	1,995,000	–	–	3,535,000	5,000,000	–	–	–	10,530,000	3,535,000
Warrants
Information Technology	40,000	–	–	10,909	–	–	–	(50,909)	–	–
Total	$11,995,000	$–	$–	$4,534,997	$8,000,000	$–	$–	$(13,999,997)	$10,530,000	$3,535,000

	Baron Opportunity Fund
										Change in Net
										Unrealized
										Appreciation
			Net	Net Change in						(Depreciation)
	Balance as of	Accrued	Realized	Unrealized			Transfers	Transfers	Balance as of	from Investments
	September 30,	Premiums/	Gain	Appreciation			Into	Out of	June 30,	still held at
Investments in Securities	2011	Discounts	(Loss)	(Depreciation)	Purchases	Sales	Level 3	Level 3	2012	June 30, 2012
Private Equity Investments
Health Care	$–	$–	$–	$–	$1,500,001	$–	$–	$–	$1,500,001	$–
Utilities	–	–	–	–	2,500,001	–	–	–	2,500,001	–
Total	$–	$–	$–	$–	$4,000,002	$–	$–	$–	$4,000,002	$–

	Baron Fifth Avenue Growth Fund
										Change in Net
										Unrealized
										Appreciation
			Net	Net Change in						(Depreciation)
	Balance as of	Accrued	Realized	Unrealized			Transfers	Transfers	Balance as of	from Investments
	September 30,	Premiums/	Gain	Appreciation			Into	Out of	June 30,	still held at
Investments in Securities	2011	Discounts	(Loss)	(Depreciation)	Purchases	Sales	Level 3	Level 3	2012	June 30, 2012
Private Equity Investments
Utilities	$–	$–	$–	$–	$379,998	$–	$–	$–	$379,998	$–

Baron Investment Funds Trust	June 30, 2012

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

Significant unobservable valuation inputs developed by the Adviser for material Level 3 investments as of June 30, 2012, are as follows:

Sector (Country)	Company	Fair Value as of 6/30/2012	Valuation Technique	Unobservable Input	Weighted Average used on 6/30/2012	Range used on 6/30/2012
Private Equity Investments: Consumer Discretionary	Kerzner International Holdings, Ltd., Cl A	$25,438,000	Combination of Market Comparables and Option Pricing methods	Estimated volatility of the returns of the enterprise value[1]	42.41%	27.20% - 58.13%
				Discount for lack of marketability	22.37%	22.37%
				EV/Run Rate EBITDA Multiple[2]	11.1x	9.8x - 13.2x
				Change in the composite equity index of comparable companies	4.12%	1.22% - 5.41%
Private Equity Investments: Financials	Windy City Investments Holdings, L.L.C.	$30,652,038	Combination of Market Comparables and Option Pricing methods	Estimated volatility of the returns of the enterprise value[3]	12.77%	12.77%
				Discount for lack of marketability	3.51%	3.51%
				EV/Run Rate EBITDA Multiple[4]	7.6x	6.4x - 9.6x
				Adjustment to the EBITDA Multiple due to leverage[4]	21%	21%
				Change in the composite equity index of comparable companies	4.17	3.06% - 4.83%
Private Equity Investments: Utilities (Israel)	Better Place, Inc., Series C Preferred	$24,724,999	Market Transactions[5]	Discount	0%	0%
Private Equity Investments: Health Care	Castlight Health, Inc.	$6,499,999	Market Transactions[5]	Discount	0%	0%
Private Equity Investments: Consumer Discretionary	SFX Holding Corporation	$5,000,000	Market Transactions[5]	Discount	0%	0%

[1]	The volatility was derived using the simple average of the historical volatilities of comparable companies.

[2]	The multiple was derived as a simple average of the multiples of comparable companies.

[3]	The volatility was derived using the historical returns of the publicly traded debt of Nuveen Investments, Inc. and the historical returns of the equity of comparable public companies.

[4]	The multiple was derived as a simple average of the multiples of comparable companies. The derived EBITDA was increased by 21% to 9.21x. This increase adjusts for leverage, as Nuveen Investments, Inc. is more levered than its comparable companies.

[5]	Market Transaction refers to the most recent known transaction, including transactions in which the Funds participated, as adjusted for any discount.

A significant change in the EV/EBITDA multiple ratio may result in a directionally similar significant change in the fair value measurement, while a significant change in the discount for lack of marketability and equity index of comparable companies may not result in a materially higher or lower fair value measurement.

Baron Investment Funds Trust	June 30, 2012

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of June 30, 2012, the components of net assets on a tax basis were substantially as follows:

					Baron Fifth
			Baron	Baron	Avenue
	Baron Asset	Baron Growth	Small Cap	Opportunity	Growth
	Fund	Fund	Fund	Fund	Fund
Cost of investments	$1,342,659,134	$3,531,671,439	$2,893,025,972	$282,568,337	$39,425,252
Unrealized appreciation	$983,562,479	$2,530,246,266	$1,407,666,098	$85,182,883	$10,106,970
Unrealized depreciation	(108,607,524)	(123,628,068)	(217,149,744)	(19,131,254)	(1,635,994)
Net unrealized appreciation	$874,954,955	$2,406,618,198	$1,190,516,354	$66,051,629	$8,470,976

6. TRANSACTIONS IN “AFFILIATED” COMPANIES [1]

Baron Growth Fund

	Value at				Shares Held at	Value at
	September 30,	Purchase	Sales	Realized	June 30,	June 30,
Name of Issuer	2011	Cost	Proceeds	Gains/(Losses)	2012	2012
“Affiliated” Company as of June 30, 2012:
Choice Hotels International, Inc.	$89,382,900	$–	$–	$–	3,007,500	$120,089,475
DeVry, Inc.	133,980,000	–	739,158	219,876	3,600,000	111,492,000
Strayer Education, Inc.	51,752,250	14,656,080	4,590,422	(396,386)	800,000	87,216,000
Vail Resorts, Inc.	72,018,292	4,459,000	–	–	2,005,750	100,447,960
	$347,133,442	$19,115,080	$5,329,580	$(176,510)		$419,245,435

No Longer an “Affiliated” Company as of June 30, 2012:
Blue Nile, Inc.	$35,280,000	$–	$18,749,864	$(3,597,933)	400,000	$11,884,000
Peet’s Coffee & Tea, Inc.	44,512,000	–	10,052,146	4,782,413	635,000	38,125,400
	$79,792,000	$–	$28,802,010	$1,184,480		$50,009,400

Baron Small Cap Fund

	Value at				Shares Held at	Value at
	September 30,	Purchase	Sales	Realized	June 30,	June 30,
Name of Issuer	2011	Cost	Proceeds	Gains/(Losses)	2012	2012
“Affiliated” Company as of June 30, 2012:
Bravo Brio Restaurant Group, Inc.	$27,101,585	$1,961,155	$2,640,997	$35,101	1,600,000	$28,528,000
The Chefs’ Warehouse, Inc.	14,700,000	3,420,356	–	–	1,500,000	27,075,000
Chesapeake Lodging Trust	24,140,000	–	–	–	2,000,000	34,440,000
Globe Specialty Metals, Inc.	58,080,000	–	–	–	4,000,000	53,720,000
The KEYW Holding Corp.	16,957,350	1,304,102	–	–	2,554,000	25,642,160
Lumber Liquidators Holdings, Inc.	21,517,500	–	–	–	1,425,000	48,150,750
Mercury Computer Systems, Inc.	20,125,000	–	–	–	1,750,000	22,627,500
Rogers Corp.	39,130,000	–	–	–	1,000,000	39,610,000
Vitacost.com, Inc.	11,067,000	–	–	–	2,325,000	13,717,500
Vitacost.com, Inc. Restricted	–	4,999,998	–	–	710,227	4,069,601
Vitacost.com, Inc. Warrants, Exp 2/16/2015	–	30,234	–	–	242,589	276,551
XPO Logistics, Inc.	–	19,164,182	–	–	1,200,000	20,160,000
	$232,818,435	$30,880,027	$2,640,997	$35,101		$318,017,062

[1]	An “Affiliated” Company, as defined in the 1940 Act, is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the nine month period ended June 30, 2012.

Baron Investment Funds Trust	June 30, 2012

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

6. TRANSACTIONS IN “AFFILIATED” COMPANIES [1] (Continued)

Baron Small Cap Fund

	Value at				Shares Held at	Value at
	September 30,	Purchase	Sales	Realized	June 30,	June 30,
Name of Issuer	2011	Cost	Proceeds	Gains/(Losses)	2012	2012
No Longer an “Affiliated” Company as of June 30, 2012:
Great Wolf Resorts, Inc.	$7,833,600	$–	$21,203,284	$(33,809,218)	$–	$–
Iconix Brand Group, Inc.	61,620,000	–	12,989,665	648,266	3,250,000	56,777,500
Mistras Group, Inc.	28,974,000	–	9,244,184	4,228,869	1,250,000	32,850,000
	$98,427,600	$–	$43,437,133	$(28,932,083)		$89,627,500

[1]	An “Affiliated” Company, as defined in the 1940 Act, is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the nine month period ended June 30, 2012.

For additional information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual shareholder report filed on the U.S. Securities and Exchange Commission’s website, www.sec.gov.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Investment Funds Trust

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date:	August 23, 2012